Expense Example - Dearborn Partners Rising Dividend Fund	Jun. 28, 2026 USD ($)
Dearborn Partners Rising Dividend Fund - Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 716
Expense Example, with Redemption, 3 Years	876
Expense Example, with Redemption, 5 Years	1,156
Expense Example, with Redemption, 10 Years	1,951
Dearborn Partners Rising Dividend Fund - Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,082
Expense Example, with Redemption, 10 Years	2,342
Dearborn Partners Rising Dividend Fund - Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	$ 1,241